SoFi Next 500 ETF

Schedule of Investments

May 31, 2025 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Advertising - 0.2%
The Interpublic Group of Cos., Inc. (a)	1,707	$40,900

Aerospace & Defense - 0.8%
Curtiss-Wright Corp.	195	85,821
HEICO Corp.	262	78,506
Hexcel Corp.	455	24,065
		188,392

Aerospace/Defense - 2.6%
AeroVironment, Inc. (b)	187	33,292
FTAI Aviation Ltd.	2,120	248,358
HEICO Corp. - Class A	480	113,203
Kratos Defense & Security Solutions, Inc. (b)	1,123	41,428
Moog, Inc. - Class A	140	25,943
Rocket Lab Corp. (a)(b)	5,349	143,300
Spirit AeroSystems Holdings, Inc. - Class A (b)	477	17,830
		623,354

Agriculture - 0.1%
Darling Ingredients, Inc. (a)(b)	560	17,450

Airlines - 0.3%
Alaska Air Group, Inc. (b)	768	39,114
American Airlines Group, Inc. (b)	3,021	34,470
		73,584

Apparel - 0.9%
Crocs, Inc. (a)(b)	252	25,704
PVH Corp. (a)	220	18,429
Ralph Lauren Corp. - Class A	179	49,549
Skechers U.S.A., Inc. - Class A (b)	612	37,969
Tapestry, Inc.	907	71,245
VF Corp. (a)	1,820	22,677
		225,573

Auto Manufacturers - 0.2%
Rivian Automotive, Inc. - Class A (a)(b)	4,101	59,588

Auto Parts & Equipment - 0.5%
Allison Transmission Holdings, Inc. (a)	400	41,408
BorgWarner, Inc.	1,039	34,380
Gentex Corp.	1,029	22,196
Lear Corp.	239	21,610
		119,594

Banks – 4.0%
Bank OZK	669	29,657
Cadence Bank	3,396	102,899
Columbia Banking System, Inc. (a)	1,085	25,367
Comerica, Inc.	522	29,801
Commerce Bancshares, Inc.	537	33,836
Cullen/Frost Bankers, Inc.	280	35,554
East West Bancorp, Inc.	755	68,856
First Financial Bankshares, Inc.	714	25,176
First Horizon National Corp.	2,282	45,366
FNB Corp.	2,016	27,962
Glacier Bancorp, Inc. (a)	630	26,126
Hancock Whitney Corp. (a)	391	21,376
Home BancShares, Inc.	939	26,564
Old National Bancorp (a)	1,893	39,488
Pinnacle Financial Partners, Inc.	410	43,575

Prosperity Bancshares, Inc.	499	34,755
SouthState Corp. (a)	647	56,807
Synovus Financial Corp.	630	30,133
UMB Financial Corp. (a)	416	42,898
United Bankshares, Inc.	705	25,479
Valley National Bancorp	2,309	20,273
Webster Financial Corp.	812	41,802
Western Alliance Bancorp	623	45,111
Wintrust Financial Corp.	405	48,361
Zions Bancorp N.A.	725	34,336
		961,558

Beverages - 1.0%
Celsius Holdings, Inc. (b)	901	34,130
Molson Coors Brewing Co. - Class B (a)	755	40,460
Primo Brands Corp.	5,228	172,890
		247,480

Biotechnology - 3.9%
ADMA Biologics, Inc. (b)	4,381	86,919
Axsome Therapeutics, Inc. (b)	316	33,230
Bio-Rad Laboratories, Inc. - Class A (b)	82	18,608
Blueprint Medicines Corp. (b)	879	89,087
Bridgebio Pharma, Inc. (a)(b)	1,675	57,369
Cytokinetics, Inc. (b)	1,989	61,699
Exelixis, Inc. (b)	1,868	80,399
Guardant Health, Inc. (b)	1,009	40,986
Halozyme Therapeutics, Inc. (a)(b)	850	47,659
Insmed, Inc. (b)	1,057	73,705
Ionis Pharmaceuticals, Inc. (b)	569	19,067
Krystal Biotech, Inc. (b)	619	77,969
Revolution Medicines, Inc. (b)	670	26,398
Sarepta Therapeutics, Inc. (b)	1,473	55,385
TG Therapeutics, Inc. (a)(b)	2,609	91,602
United Therapeutics Corp. (b)	271	86,408
		946,490

Building Materials - 1.6%
AAON, Inc.	269	25,902
Armstrong World Industries, Inc.	212	32,993
Boise Cascade Co.	145	12,598
Eagle Materials, Inc.	144	29,118
Fortune Brands Innovations, Inc.	573	28,879
Knife River Corp. (b)	257	24,184
Louisiana-Pacific Corp.	388	34,947
Modine Manufacturing Co. (b)	217	19,704
Mohawk Industries, Inc. (b)	307	30,887
Simpson Manufacturing Co., Inc.	201	31,296
SPX Technologies, Inc. (b)	239	36,349
The AZEK Co., Inc. (b)	735	36,390
Trex Co., Inc. (b)	472	26,371
UFP Industries, Inc.	260	25,366
		394,984

Chemicals - 1.0%
Albemarle Corp. (a)	408	22,750
Axalta Coating Systems Ltd. (b)	1,108	34,126
Balchem Corp.	140	23,338
Cabot Corp.	224	16,731
Celanese Corp.	398	21,026
Eastman Chemical Co.	531	41,615
Element Solutions, Inc. (a)	1,123	24,010
FMC Corp.	578	23,444
Mosaic Co.	1,324	47,849
		254,889

Commercial Services - 3.3%
ADT, Inc.	6,286	52,300
Affirm Holdings, Inc. - Class A (b)	2,555	132,604
API Group Corp. (b)	994	46,390
Bright Horizons Family Solutions, Inc. (b)	360	46,512
Euronet Worldwide, Inc. (a)(b)	204	22,089
FTI Consulting, Inc. (b)	164	26,922
Grand Canyon Education, Inc. (b)	137	27,105
GXO Logistics, Inc. (b)	646	26,576
H&R Block, Inc. (a)	634	36,106
MarketAxess Holdings, Inc.	170	36,790
Morningstar, Inc.	154	47,497
Paylocity Holding Corp. (b)	284	54,216
Robert Half, Inc. (a)	379	17,354
Service Corp. International	664	51,792
Shift4 Payments, Inc. - Class A (a)(b)	557	52,798
Stride, Inc. (a)(b)	222	33,609
Valvoline, Inc. (b)	670	23,175
WEX, Inc. (a)(b)	173	22,997
WillScot Holdings Corp. (a)	1,672	45,060
		801,892

Computers - 2.3%
Amdocs Ltd.	478	43,861
CACI International, Inc. - Class A (a)(b)	130	55,640
EPAM Systems, Inc. (b)	264	46,065
ExlService Holdings, Inc. (b)	817	37,574
Globant SA (b)	267	26,190
Insight Enterprises, Inc. (b)	135	17,603
KBR, Inc.	919	47,963
Kyndryl Holdings, Inc. (a)(b)	1,166	45,521
Lumentum Holdings, Inc. (b)	292	21,106
Maximus, Inc.	296	21,463
Parsons Corp. (b)	353	22,888
Qualys, Inc. (b)	208	28,818
Rubrik, Inc. - Class A (b)	573	54,635
Science Applications International Corp. (a)	224	25,881
Tenable Holdings, Inc. (b)	1,292	41,628
Varonis Systems, Inc. (b)	620	29,562
		566,398

Cosmetics & Personal Care - 0.3%
elf Beauty, Inc. (a)(b)	477	53,658
Perrigo Co. PLC	614	16,437
		70,095

Distribution & Wholesale - 0.7%
Core & Main, Inc. - Class A (b)	569	31,187
LKQ Corp.	1,073	43,424
Pool Corp.	143	42,985
SiteOne Landscape Supply, Inc. (b)	227	26,516
WESCO International, Inc.	198	33,242
		177,354

Diversified Financial Services - 4.8%
Affiliated Managers Group, Inc.	125	22,000
Air Lease Corp.	419	24,139
Ally Financial, Inc.	1,268	44,380
Blue Owl Capital, Inc. - Class A	10,444	195,094
Evercore, Inc. - Class A	241	55,789
Franklin Resources, Inc. (a)	1,771	38,324
Hamilton Lane, Inc. - Class A (a)	343	51,107
Houlihan Lokey, Inc. - Class A	359	62,710
Invesco Ltd.	4,002	57,869
Jefferies Financial Group, Inc.	1,054	51,224
Mr Cooper Group, Inc. (b)	389	50,387
OneMain Holdings, Inc.	622	32,244
Piper Sandler Cos.	110	27,660

Radian Group, Inc.	641	21,890
SEI Investments Co.	514	43,824
SLM Corp.	840	27,191
SoFi Technologies, Inc. (a)(b)	9,738	129,515
Stifel Financial Corp. (a)	586	55,213
The Western Union Co.	1,388	12,881
TPG, Inc.	1,938	93,276
Upstart Holdings, Inc. (b)	613	28,915
Voya Financial, Inc.	502	33,393
		1,159,025

Electric - 1.4%
Black Hills Corp.	271	15,845
IDACORP, Inc.	233	27,715
OGE Energy Corp. (a)	1,078	47,939
Ormat Technologies, Inc.	288	21,407
Pinnacle West Capital Corp.	588	53,643
Portland General Electric Co.	649	27,518
Talen Energy Corp. (b)	281	68,550
The AES Corp.	5,859	59,117
TXNM Energy, Inc.	523	29,649
		351,383

Electrical Components & Equipment - 0.6%
Acuity, Inc.	143	37,164
Belden, Inc.	175	18,585
Generac Holdings, Inc. (b)	316	38,593
Littelfuse, Inc.	95	19,481
Universal Display Corp.	192	27,523
		141,346

Electronics - 3.3%
Allegion PLC	413	58,935
Arrow Electronics, Inc. (b)	203	24,031
Avnet, Inc.	348	17,403
Badger Meter, Inc.	185	45,921
Coherent Corp. (b)	1,491	112,764
Itron, Inc. (b)	298	34,449
Jabil, Inc.	381	64,012
NEXTracker, Inc. - Class A (b)	1,307	74,094
nVent Electric PLC (a)	631	41,520
Sanmina Corp. (b)	233	19,733
Sensata Technologies Holding PLC	2,544	66,297
SYNNEX Corp. (a)	360	43,682
Trimble, Inc. (b)	1,505	107,261
Vontier Corp.	649	23,202
Woodward, Inc.	290	62,736
		796,040

Energy - Alternate Sources - 0.1%
Enphase Energy, Inc. (b)	483	19,991

Engineering & Construction - 2.3%
AECOM	1,016	111,608
Comfort Systems USA, Inc.	288	137,730
Dycom Industries, Inc. (b)	139	31,959
Exponent, Inc.	249	19,009
Fluor Corp. (b)	2,633	109,480
MasTec, Inc. (b)	501	78,121
Sterling Infrastructure, Inc. (b)	138	25,945
TopBuild Corp. (b)	141	39,887
		553,739

Entertainment - 1.7%
Caesars Entertainment, Inc. (a)(b)	931	25,025
Churchill Downs, Inc.	367	35,038
Light & Wonder, Inc. (a)(b)	377	33,975

TKO Group Holdings, Inc. - Class A (a)	1,705	269,066
Vail Resorts, Inc. (a)	196	31,393
Warner Music Group Corp. - Class A	623	16,398
		410,895

Environmental Control - 0.7%
Casella Waste Systems, Inc. - Class A (a)(b)	435	50,986
Clean Harbors, Inc. (b)	249	56,471
Tetra Tech, Inc.	1,502	52,480
		159,937

Food - 1.9%
Albertsons Cos., Inc. - Class A	1,874	41,659
Cal-Maine Foods, Inc.	494	47,389
Flowers Foods, Inc.	973	16,444
Hormel Foods Corp.	1,317	40,405
Ingredion, Inc.	250	34,780
Lamb Weston Holdings, Inc.	600	33,468
Lancaster Colony Corp.	110	18,414
Performance Food Group Co. (b)	780	69,857
Post Holdings, Inc. (b)	258	28,532
The Campbell’s Co. (a)	1,017	34,619
US Foods Holding Corp. (b)	1,124	88,931
		454,498

Food Service - 0.2%
Aramark (a)	934	37,827

Gas - 0.9%
MDU Resources Group, Inc.	612	10,520
National Fuel Gas Co.	1,198	98,883
New Jersey Resources Corp.	534	24,505
ONE Gas, Inc.	214	15,999
Southwest Gas Holdings, Inc.	248	17,814
Spire, Inc.	255	19,196
UGI Corp.	993	35,808
		222,725

Hand & Machine Tools - 0.6%
Lincoln Electric Holdings, Inc.	240	46,462
MSA Safety, Inc. (a)	264	43,024
Regal Rexnord Corp.	501	66,853
		156,339

Healthcare - Products – 3.3%
Avantor, Inc. (b)	3,327	42,951
Bio-Techne Corp.	845	40,898
Bruker Corp.	680	24,956
Exact Sciences Corp. (a)(b)	681	38,327
Glaukos Corp. (b)	397	37,433
Globus Medical, Inc. - Class A (b)	1,853	109,660
Haemonetics Corp. (b)	281	19,026
Inspire Medical Systems, Inc. (b)	294	40,631
Integer Holdings Corp. (b)	199	23,633
Lantheus Holdings, Inc. (a)(b)	414	31,282
Masimo Corp. (b)	198	32,175
Merit Medical Systems, Inc. (b)	320	30,410
Penumbra, Inc. (b)	463	123,607
QIAGEN NV (a)	1,493	67,379
Repligen Corp. (b)	351	41,443
Solventum Corp. (b)	651	47,582
Teleflex, Inc.	468	57,222
		808,615

Healthcare - Services - 2.2%
Charles River Laboratories International, Inc. (b)	749	101,587
Chemed Corp.	80	45,987

DaVita, Inc. (a)(b)	203	27,661
Encompass Health Corp.	548	66,253
HealthEquity, Inc. (b)	577	58,052
Medpace Holdings, Inc. (b)	132	38,927
Tenet Healthcare Corp. (b)	495	83,541
The Ensign Group, Inc.	325	47,859
Universal Health Services, Inc. - Class B	305	58,057
		527,924

Home Builders - 0.6%
Champion Homes, Inc. (b)	352	23,021
Installed Building Products, Inc. (a)	129	20,573
Meritage Homes Corp.	332	21,119
Taylor Morrison Home Corp. (b)	525	29,547
Thor Industries, Inc. (a)	171	13,883
Toll Brothers, Inc.	478	49,831
		157,974

Home Furnishings - 0.6%
Dolby Laboratories, Inc. - Class A	295	21,907
SharkNinja, Inc. (a)(b)	445	40,909
Somnigroup International, Inc. (a)	969	63,043
Whirlpool Corp. (a)	207	16,164
		142,023

Insurance - 5.1%
American Financial Group, Inc.	349	43,269
Assurant, Inc.	251	50,948
Assured Guaranty Ltd.	181	15,304
Axis Capital Holdings Ltd.	438	45,464
Corebridge Financial, Inc. (a)	1,842	60,068
Equitable Holdings, Inc.	1,877	99,237
Erie Indemnity Co. - Class A	156	55,928
Essent Group Ltd.	493	28,594
First American Financial Corp.	579	32,314
Globe Life, Inc.	423	51,551
Jackson Financial, Inc. - Class A	333	27,276
Kinsale Capital Group, Inc.	161	75,990
Lincoln National Corp.	2,168	71,847
MGIC Investment Corp.	1,037	27,429
Old Republic International Corp.	1,302	49,216
Primerica, Inc.	172	46,543
Reinsurance Group of America, Inc.	419	85,178
RenaissanceRe Holdings Ltd.	348	86,798
RLI Corp.	464	35,668
Ryan Specialty Holdings, Inc. - Class A (a)	1,054	75,435
Selective Insurance Group, Inc.	383	33,712
The Hanover Insurance Group, Inc.	502	88,342
Unum Group	781	63,815
		1,249,926

Internet - 3.2%
Chewy, Inc. - Class A (b)	2,201	99,595
Etsy, Inc. (b)	504	27,896
F5, Inc. (b)	297	84,758
Hims & Hers Health, Inc. (b)	1,832	103,618
Lyft, Inc. - Class A (b)	3,862	58,857
Maplebear, Inc. (b)	927	42,336
Match Group, Inc. (a)	1,069	32,006
Q2 Holdings, Inc. (b)	514	44,985
Reddit, Inc. - Class A (b)	1,159	130,214
Roku, Inc. - Class A (b)	1,040	75,358
Zillow Group, Inc. - Class C (b)	1,160	77,848
		777,471

Investment Companies - 0.2%
MARA Holdings, Inc. (a)(b)	4,331	61,154

Iron & Steel - 0.7%
ATI, Inc. (b)	529	42,129
Carpenter Technology Corp.	273	64,155
Cleveland-Cliffs, Inc. (b)	1,526	8,897
Commercial Metals Co.	454	21,152
United States Steel Corp.	787	42,356
		178,689

Leisure Time - 0.5%
Norwegian Cruise Line Holdings Ltd. (b)	3,988	70,388
Planet Fitness, Inc. - Class A (b)	451	46,377
		116,765

Lodging - 0.7%
Boyd Gaming Corp.	285	21,366
Choice Hotels International, Inc.	133	16,848
Hyatt Hotels Corp. - Class A	282	37,233
MGM Resorts International (a)(b)	1,015	32,125
Wyndham Hotels & Resorts, Inc.	366	30,298
Wynn Resorts Ltd. (a)	415	37,574
		175,444

Machinery - Construction & Mining - 0.5%
Bloom Energy Corp. - Class A (a)(b)	2,014	37,199
BWX Technologies, Inc.	467	58,655
Oshkosh Corp.	346	34,320
		130,174

Machinery - Diversified - 2.5%
AGCO Corp.	207	20,282
Applied Industrial Technologies, Inc.	196	44,398
Chart Industries, Inc. (a)(b)	429	67,293
CNH Industrial NV - Class A (a)	2,872	35,929
Cognex Corp.	864	25,894
Crane Co.	237	40,622
CSW Industrials, Inc.	92	28,133
Esab Corp.	257	31,608
Flowserve Corp.	676	33,739
Gates Industrial Corp. PLC (b)	1,009	21,340
Graco, Inc.	732	61,971
Mueller Water Products, Inc. - Class A	967	23,720
Nordson Corp.	257	54,482
The Middleby Corp. (a)(b)	244	35,656
The Toro Co.	489	37,056
Watts Water Technologies, Inc. - Class A	126	30,507
Zurn Elkay Water Solutions Corp.	718	25,984
		618,614

Management of Companies and Enterprises - 0.2%
Viking Holdings Ltd. (b)	1,329	59,327

Media - 1.3%
Fox Corp. - Class A	1,210	66,477
Fox Corp. - Class B	724	36,403
Liberty Broadband Corp. - Class C (b)	518	48,588
News Corp. - Class A	1,789	50,521
Nexstar Media Group, Inc. (a)	139	23,688
Paramount Global - Class B	2,345	28,375
Sirius XM Holdings, Inc. (a)	783	16,976
The New York Times Co. - Class A	798	45,582
		316,610

Metal Fabricate & Hardware - 0.6%
Advanced Drainage Systems, Inc. (a)	305	33,538

RBC Bearings, Inc. (b)	151	55,246
The Timken Co.	312	21,369
Valmont Industries, Inc.	91	28,942
		139,095

Mining - 1.0%
Alcoa Corp.	4,418	118,270
Royal Gold, Inc.	416	74,098
Southern Copper Corp.	586	53,273
		245,641

Miscellaneous Manufacturers - 0.8%
A.O. Smith Corp. - Class A	500	32,155
Donaldson Co., Inc.	554	38,531
Federal Signal Corp.	269	25,305
ITT, Inc.	405	60,968
JBT Marel Corp.	226	25,947
		182,906

Oil & Gas - 2.3%
Antero Resources Corp. (b)	4,344	162,683
APA Corp. (a)	2,044	34,768
Chord Energy Corp.	452	40,680
CNX Resources Corp. (b)	1,027	33,152
HF Sinclair Corp.	586	21,172
Magnolia Oil & Gas Corp. - Class A	939	20,189
Matador Resources Co.	883	37,978
Ovintiv, Inc.	860	30,805
Permian Resources Corp. - Class A	6,807	85,836
Range Resources Corp.	1,242	47,246
Viper Energy, Inc.	892	35,403
		549,912

Oil & Gas Services - 1.2%
Archrock, Inc.	1,145	28,510
ChampionX Corp.	844	20,315
NOV, Inc. (a)	1,727	20,724
TechnipFMC PLC	7,344	228,766
		298,315

Packaging & Containers - 0.8%
AptarGroup, Inc.	313	49,579
Crown Holdings, Inc.	513	50,531
Graphic Packaging Holding Co. (a)	1,519	33,752
Sealed Air Corp.	575	18,515
Silgan Holdings, Inc.	347	19,109
Sonoco Products Co.	646	29,419
		200,905

Pharmaceuticals - 1.6%
Alkermes PLC (b)	561	17,172
BellRing Brands, Inc. (b)	1,020	64,209
Corcept Therapeutics, Inc. (b)	850	65,926
Elanco Animal Health, Inc. (b)	2,619	35,199
Henry Schein, Inc. (a)(b)	577	40,384
Jazz Pharmaceuticals PLC (b)	356	38,473
Neurocrine Biosciences, Inc. (b)	626	77,011
Option Care Health, Inc. (b)	998	32,615
Organon & Co. (a)	1,664	15,342
		386,331

Pipelines - 0.5%
Antero Midstream Corp.	1,650	30,987
DT Midstream, Inc.	501	52,475
Golar LNG Ltd.	557	22,926
Hess Midstream LP - Class A	735	27,195
		133,583

Private Equity - 0.7%
The Carlyle Group, Inc.	3,741	169,093

Real Estate - 0.3%
Jones Lang LaSalle, Inc. (b)	314	69,928

Retail - 5.5%
Abercrombie & Fitch Co. - Class A (b)	295	23,155
Asbury Automotive Group, Inc. (b)	111	25,298
AutoNation, Inc. (b)	108	19,856
Bath & Body Works, Inc.	994	27,951
BJ’s Wholesale Club Holdings, Inc. (b)	611	69,171
Brinker International, Inc. (b)	335	57,831
Cava Group, Inc. (b)	1,439	116,948
Dick’s Sporting Goods, Inc.	273	48,960
Dutch Bros, Inc. - Class A (b)	2,418	174,580
FirstCash Holdings, Inc.	188	24,047
Five Below, Inc. (b)	252	29,376
Floor & Decor Holdings, Inc. - Class A (b)	458	32,834
Freshpet, Inc. (a)(b)	383	30,701
GameStop Corp. - Class A (a)(b)	6,134	182,793
Group 1 Automotive, Inc.	71	30,098
Lithia Motors, Inc.	141	44,684
MSC Industrial Direct Co., Inc. - Class A	180	14,616
Murphy USA, Inc.	74	31,582
Ollie’s Bargain Outlet Holdings, Inc. (b)	309	34,438
QXO, Inc. (b)	6,778	115,226
Texas Roadhouse, Inc.	386	75,351
The Gap, Inc.	937	20,905
Walgreens Boots Alliance, Inc.	3,611	40,624
Wingstop, Inc. (a)	193	65,948
		1,336,973

Semiconductors - 2.0%
Astera Labs, Inc. (b)	1,619	146,876
Cirrus Logic, Inc. (b)	234	23,016
Lattice Semiconductor Corp. (a)(b)	538	24,178
MACOM Technology Solutions Holdings, Inc. (a)(b)	429	52,171
MKS, Inc.	372	30,575
Onto Innovation, Inc. (b)	343	31,535
Qorvo, Inc. (b)	1,558	118,439
Rambus, Inc. (b)	805	43,043
Silicon Laboratories, Inc. (b)	98	11,812
		481,645

Shipbuilding - 0.2%
Huntington Ingalls Industries, Inc.	171	38,143

Software - 8.6%
ACI Worldwide, Inc. (b)	565	26,137
Appfolio, Inc. - Class A (b)	408	86,157
Bentley Systems, Inc. - Class B (a)	819	39,091
BILL Holdings, Inc. (b)	836	36,517
Box, Inc. - Class A (a)(b)	721	27,268
Clearwater Analytics Holdings, Inc. - Class A (b)	3,830	88,473
Commvault Systems, Inc. (b)	733	134,249
Confluent, Inc. - Class A (b)	2,413	55,571
CoreWeave, Inc. - Class A (a)(b)	2,784	309,887
Dayforce, Inc. (a)(b)	1,672	98,782
Doximity, Inc. - Class A (b)	793	41,307
Dropbox, Inc. - Class A (b)	1,004	28,975
Duolingo, Inc. - Class A (b)	385	200,050
Dynatrace, Inc. (b)	2,074	112,017
Elastic NV (b)	507	41,001
Gitlab, Inc. - Class A (a)(b)	2,717	123,651
IonQ, Inc. (a)(b)	2,706	109,160

Paycom Software, Inc. (a)	283	73,323
Pegasystems, Inc. (a)	299	29,347
Procore Technologies, Inc. (b)	729	48,967
Samsara, Inc. - Class A (b)	2,604	121,190
SentinelOne, Inc. - Class A (b)	2,521	44,395
ServiceTitan, Inc. - Class A (b)	284	31,430
SPS Commerce, Inc. (b)	274	38,568
Tempus AI, Inc. (a)(b)	581	32,060
UiPath, Inc. - Class A (b)	3,684	49,034
Unity Software, Inc. (b)	1,343	35,025
Workiva, Inc. - Class A (b)	439	29,540
		2,091,172

Telecommunications - 0.8%
Ciena Corp. (b)	722	57,803
Frontier Communications Parent, Inc. (b)	842	30,506
GCI Liberty, Inc. Escrow (b)(c)	806	0
InterDigital, Inc. (a)	243	52,794
Juniper Networks, Inc.	1,465	52,638
		193,741

Toys, Games & Hobbies - 0.3%
Hasbro, Inc.	577	38,492
Mattel, Inc. (b)	1,564	29,622
		68,114

Transportation - 1.1%
C.H. Robinson Worldwide, Inc. (a)	578	55,471
Kirby Corp. (b)	272	30,094
Knight-Swift Transportation Holdings, Inc.	814	36,076
Landstar System, Inc.	141	19,348
Ryder System, Inc.	206	30,309
Saia, Inc. (b)	136	35,960
XPO, Inc. (a)(b)	573	65,224
		272,482

Trucking & Leasing - 0.1%
GATX Corp.	196	31,211

Water - 0.2%
Essential Utilities, Inc.	1,157	44,579
TOTAL COMMON STOCKS (Cost $22,103,078)		22,487,799

REAL ESTATE INVESTMENT TRUSTS - COMMON - 7.4%
AGNC Investment Corp. (a)	17,698	158,220
Agree Realty Corp. (a)	674	50,752
American Healthcare REIT, Inc.	1,145	40,006
American Homes 4 Rent - Class A	1,565	59,235
Americold Realty Trust, Inc.	1,867	30,936
Annaly Capital Management, Inc.	4,346	82,357
Brixmor Property Group, Inc.	1,514	38,471
BXP, Inc. (a)	2,422	163,073
Camden Property Trust	436	51,226
CareTrust REIT, Inc.	1,769	50,876
Cousins Properties, Inc.	853	23,944
CubeSmart	977	41,777
EastGroup Properties, Inc.	304	51,543
Equity LifeStyle Properties, Inc.	905	57,531
Essential Properties Realty Trust, Inc.	1,472	47,840
Federal Realty Investment Trust	388	37,046
First Industrial Realty Trust, Inc.	680	33,612
Gaming and Leisure Properties, Inc.	1,400	65,380
GEO Group, Inc. (b)	1,071	29,067
Healthcare Realty Trust, Inc.	1,292	18,734
Independence Realty Trust, Inc.	1,462	27,179
Kilroy Realty Corp.	511	16,454
Kite Realty Group Trust	3,426	75,783

Lamar Advertising Co. - Class A (a)	405	48,819
NNN REIT, Inc.	881	36,791
Omega Healthcare Investors, Inc. (a)	1,736	64,232
Phillips Edison & Co., Inc.	676	23,971
Rayonier, Inc.	1,076	25,501
Regency Centers Corp.	868	62,626
Rexford Industrial Realty, Inc.	1,598	56,314
Rithm Capital Corp.	3,720	41,478
Ryman Hospitality Properties, Inc. (a)	273	26,511
Sabra Health Care REIT, Inc.	2,747	48,018
STAG Industrial, Inc. - Class A	864	30,741
Starwood Property Trust, Inc. (a)	1,536	30,336
Terreno Realty Corp.	610	34,416
Vornado Realty Trust	617	23,242
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,923,854)		1,804,038

SHORT-TERM INVESTMENTS - 18.0%	Units
Investments Purchased with Proceeds from Securities Lending - 17.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (d)	4,350,355	4,350,355

Money Market Funds - 0.1%	Shares
First American Government Obligations Fund - Class X, 4.23% (d)	26,907	26,907
TOTAL SHORT-TERM INVESTMENTS (Cost $4,377,262)		4,377,262

TOTAL INVESTMENTS - 117.8% (Cost $28,404,194)		28,669,099
Liabilities in Excess of Other Assets - (17.8)%		(4,334,209)
TOTAL NET ASSETS - 100.0%		$24,334,890

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

REIT – Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $4,238,215 which represented 17.4% of net assets.
(b)	Non-income producing security.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

SoFi Next 500 ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,487,799	$—	$0	$22,487,799
Real Estate Investment Trusts - Common	1,804,038	—	—	1,804,038
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	4,350,355
Money Market Funds	26,907	—	—	26,907
Total Investments	$24,318,744	$—	$0	$28,669,099

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

	Common Stocks
Balance as of February 28, 2025	$0	(b)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of May 31, 2025	$0

Change in unrealized appreciation/(depreciation) during the period for Level 3 investments held at May 31, 2025:	$0

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,350,355 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.
(b)	The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading as a result of a merger.